Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Total Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Currency Translation Adjustments [Member]	Cash Flow Hedges [Member]	Post Employment Benefits [Member]	Total Nielsen Stockholders' Equity [Member	Noncontrolling Interest [Member]	Available for Sale Securities [Member]
Balance at Dec. 31, 2009	$ 2,799	$ 1	$ 58	$ 4,353	$ (1,585)	$ 86	$ (47)	$ (81)	$ 2,785	$ 14
Net income	132				129				129	3
Currency translation adjustments, net of tax	(37)					(36)			(36)	(1)
Unrealized loss on pension liability, net of tax	(40)							(40)	(40)
Cash flow hedges, net of tax	32						32		32
Acquisition of noncontrolling interest in consolidated subsidiaries, net	(8)			(4)					(4)	(4)
Dividends paid to noncontrolling interests	(3)									(3)
Common stock option redemptions	(4)			(4)					(4)
Shares of common stock issued in business combinations	11			11					11
Stock-based compensation expense	17			17					17
Cash dividends paid to parent	(9)				(9)				(9)
Balance at Dec. 31, 2010	2,890	1	58	4,373	(1,465)	50	(15)	(121)	2,881	9
Net income	112				109				109	3
Currency translation adjustments, net of tax	(135)					(134)			(134)	(1)
Unrealized loss on pension liability, net of tax	(71)							(71)	(71)
Unrealized gain on available for sale securities, net of tax	1								1		1
Cash flow hedges, net of tax	1						1		1
Return of capital to parent	(2)			(2)					(2)
Dividends paid to noncontrolling interests	(3)									(3)
Common stock option redemptions	(2)			(2)					(2)
Stock-based compensation expense	25			25					25
Capital contribution from parent	2,079			2,079					2,079
Balance at Dec. 31, 2011	4,895	1	58	6,473	(1,356)	(84)	(14)	(192)	4,887	8	1
Net income	296				297				297	(1)
Currency translation adjustments, net of tax	74					71			71	3
Unrealized loss on pension liability, net of tax	(105)							(105)	(105)
Unrealized gain on available for sale securities, net of tax	(1)								(1)		(1)
Cash flow hedges, net of tax	1						1		1
Noncontrolling interest in a consolidated subsidiary	28			(11)					(11)	39
Payments made under option plans	(5)			(5)					(5)
Dividends paid to noncontrolling interests	(1)									(1)
Stock-based compensation expense	32			32					32
Capital contribution from parent	44			44					44
Balance at Dec. 31, 2012	$ 5,258	$ 1	$ 58	$ 6,533	$ (1,059)	$ (13)	$ (13)	$ (297)	$ 5,210	$ 48